Inventories - Provision (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Inventories
Provision for inventories	¥ 0	¥ 0	¥ 0
Weighted average remaining useful life of donated cord blood units	19 years
The estimated increase per annum in number of successful matches of donated units (as a percent)	7.00%